Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. MBS Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	0.15%	1.59%
Putnam Mortgage Securities Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	0.15%	1.52%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.87%	(0.42%)	0.95%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	(3.93%)	(1.61%)
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	(1.85%)	(0.39%)
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.46%	(0.37%)	0.76%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.07%	0.14%	1.11%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.52%	0.62%	1.61%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.83%	0.79%	1.74%

[1]
Performance for class R6 shares prior to their inception (4/20/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.